LION BATTERY TECHNOLOGIES INC. (Narrative) (Details) $ / shares in Units, $ in Thousands			1 Months Ended	9 Months Ended
	Jul. 12, 2019 $ / shares	Jul. 12, 2019 USD ($) $ / shares shares	Jun. 30, 2020 USD ($) $ / shares shares	May 31, 2021 USD ($) $ / shares shares
Lion Battery Technologies Inc. [Member]
Disclosure of detailed information about investment property [line items]
Additional number of common stock issued for investment | shares		400,000
Additional common stock price per share | $ / shares		$ 0.01
Maximum investment in new venture		$ 4,000
Amount of investment allocated to general and administrative expenses		1,000
Preferred stock received for investment, value		$ 550	$ 350	$ 350
Preferred stock received for investment | shares		1,100,000	700,000	700,000
Preferred stock price per share | (per share)	$ 0.50	$ 0.50	$ 0.50	$ 0.50
Proportion of ownership interest in joint venture				54.00%
Payment of fees per month		$ 3
Florida International University [Member]
Disclosure of detailed information about investment property [line items]
Amount funded to research program		$ 3,000		$ 2,380
First tranche funding [Member] | Lion Battery Technologies Inc. [Member]
Disclosure of detailed information about investment property [line items]
Amount funded to research program				1,000
One-time fee				50
Second Tranche of Funding in August 2020 [Member] | Lion Battery Technologies Inc. [Member]
Disclosure of detailed information about investment property [line items]
Amount funded to research program				667
Third Tranche of Funding in January 2021 [Member] | Lion Battery Technologies Inc. [Member]
Disclosure of detailed information about investment property [line items]
Amount funded to research program				$ 667